INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31,
	2022 ($)	2021 ($)
Patents and licenses	1,084,081	516,935
Less accumulated amortization	(186,927)	(125,437)
	897,154	391,498

Software development costs	583,826	663,758

	1,480,980	1,055,256

Schedule of amortization expenses

($)
2023	174,964
2024	173,910
2025	173,857
2026	149,783
2027	98,307
Thereafter	126,333
Total future net intangible amortization expense	897,154